Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

Note 16 — Redeemable Convertible Preferred Stock

As of December 31, 2020, the Amended and Restated Certificate of Incorporation of Former CarLotz provided for two classes of ownership: common stock and Series A Preferred Stock. The holder of the Series A Preferred Stock received distribution priority in order of 1.5 times the sum of any unpaid returns and unreturned capital contributions. Preferred returns were calculated at an 8.00% annual rate. Unpaid cumulative distributions were approximately $4,800 as of December 31, 2020, and the Series A Preferred Stock had a liquidation preference of $37,114 as of December 31, 2020. Upon liquidation of Former CarLotz, proceeds in excess of the Series A Preferred Stock would have been shared pro rata among all stockholders based on the number of shares. The unpaid cumulative distributions are included as Accrued expenses — related party on the accompanying condensed consolidated balance sheets. As a result of the Merger, the Company settled Former CarLotz’ redeemable convertible preferred stock and redeemable convertible preferred stock tranche obligation with carrying values of $17,560 and $2,832, respectively, as of December 31, 2020.

Note 19 — Redeemable Convertible Preferred Stock

The Amended and Restated Certificate of Incorporation of the Company provides for two classes of ownership: Common stock and Series A Preferred Stock. The holder of Series A Preferred Stock receives distribution priority in order of 1.5 times the sum of any unpaid returns and unreturned capital contributions. Preferred returns are calculated at an 8.00% annual rate. Unpaid cumulative distributions are approximately $4,800 and $2,900 as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, the Series A Preferred Stock has a liquidation preference of $37,114 and $34,300, respectively. Upon liquidation of the Company, proceeds in excess of the Series A Preferred Stock would be shared pro rata among all stockholders based on the number of shares. The unpaid cumulative distributions are included as accrued expenses — Related Party on the accompanying consolidated balance sheets.

The Company’s Series A Preferred Stock is classified as temporary equity. ASC 480 Distinguishing Liabilities from Equity, Accounting Series Release 268 requires equity instruments with redemption features that are not solely within the control of the issuer to be classified outside of permanent equity, in temporary equity. The Series A Preferred Stock is redeemable for cash and other assets on the occurrence of a deemed liquidation event such as a change of control which is considered an event that is not solely within the control of the Company because the holders of the Series A Preferred Stock control the Company’s Board of Directors.

The Company’s September 2017 issuance and sale of Series A Preferred Stock is to be issued in four tranches on different dates. The first issuance of 1,220,851 preferred shares occurred in September 2017. The second tranche closing of 813,900 shares was contingent upon the achievement of certain performance conditions before December 31, 2020 (“Tranche Two Performance Date”) or the waiver of the performance conditions by the holders of the Series A Preferred Stock. The performance conditions are defined in the Series A Preferred Stock Purchase Agreement and are based on the achievement of operating metrics such as earnings before interest, taxes, depreciation, and amortization exceeding targets for existing stores, achievement of opening a minimum number of new stores and meeting financial targets for those new stores, corporate overhead goals, and commercial vehicle sales objectives. Upon the attainment or waiver of the performance conditions, the founding stockholders of the Company may cause the Company to issue and sell to the Series A Preferred Stockholders the shares contemplated in the second tranche closing. The Company classified the obligation for the future purchase of additional shares under the second closing as a liability on the Company’s consolidated balance sheets as the obligation met the definition of a freestanding financial instrument. This Series A Preferred Stock tranche liability was initially recorded at a fair value of $482 upon the date of issuance and was subsequently remeasured to fair value at each reporting date using Level 3 fair value inputs. Changes in the fair value of the Series A Preferred Stock tranche obligation were recognized as a component of other income (expense), net in the consolidated statements of operations until the tranche obligation was fulfilled and extinguished. The second tranche was funded in two separate closings in January 2019 for 305,188 shares and May 2019 for 508,712 shares.

The 2017 Series A Preferred Stock Purchase Agreement contains two additional funding dates such that, contingent upon the Tranche Two Performance Date, the stockholders of the Series A Preferred Stock have the right, but not the obligation, to purchase an additional 508,688 shares in each tranche at a price equal to the original issuance purchase price. The third and fourth tranche obligations were initially recorded at a fair value of $1,214 each and were subsequently remeasured to fair value at each reporting date with changes in the fair value of the Series A Preferred Stock tranche obligation recognized in other income (expense), net in the consolidated statements of operations.

Significant terms of the outstanding Series A Preferred Stock are as follows:

1) Conversion — Each share of Series A Preferred Stock may be converted into shares of common stock based upon dividing the original issue price of the Series A Preferred Stock by the conversion price. Conversion is (a) at the option of the preferred stockholders and (b) mandatory upon the closing of an initial public offering of the Company’s common stock, meeting certain minimum requirements with respect to net cash proceeds, and upon the consent of a majority of the outstanding shares of Series A Preferred Stock. In accordance with ASC 480, the conversion feature was determined to be clearly and closely related to the host contract and was not bifurcated from the equity-like host instrument and accounted for separately. In addition, the conversion feature was not determined to be a beneficial conversion feature because there was zero intrinsic value to the conversion option at the commitment date.

2) Dividends — The holders of Series A Preferred Stock are entitled to receive, in any fiscal year, cumulative dividends which accrue at the rate of 8.00% of the original issuance price, plus all accrued but unpaid dividends, compounded quarterly. As of December 31, 2020 and 2019, the aggregate cumulative preferred dividends were approximately $4,800 and $2,900, respectively, or an amount per outstanding share of Series A Preferred Stock of $2.34 and $1.41, respectively.

3) Liquidation — In the event of any liquidation, dissolution or winding-up of the Company, either voluntarily or involuntarily, the holders of Series A Preferred Stock are entitled to receive from the remaining assets of the Company available for distribution, before any payment shall be made in respect of the common stock, an amount equal to 1.5 times the sum of the per share original issuance price of Series A Preferred Stock, plus any dividends thereon declared but unpaid. If the assets of the Company available for distribution are not sufficient to pay the full amount of distribution, plus any dividends thereon declared but unpaid, such assets will be distributed ratably in proportion to the respective amounts per share that each holder is entitled to receive.

4) Redemption — Shares of Series A Preferred Stock are not subject to mandatory redemption.

5) Voting Rights — Each share of Series A Preferred Stock has voting rights equal to the number of common shares into which it is convertible. Additionally, upon the initial funding of the Series A Preferred Stock, the holders of the Series A Preferred Stock were entitled to elect three members to the Company’s Board of Directors. Upon the funding of the second tranche of the Series A Preferred Stock, the Series A holders were entitled to elect a total of five directors to the Company’s Board of Directors.

6) Other Rights — At any time from and after September 15, 2024, the holders of the Series A Preferred Stock may cause a Sale of the Company by means of an Initial Public Offering or a sale of all Series A Preferred Stock owned by the holders and an exercise of its drag-along rights, a controlled auction, or a negotiated sale to a third party. These rights are subject to right of first offer from the founding stockholders to purchase the Company in the event a sales process is initiated by the holders of the Series A Preferred Stock.